Derivative financial instruments	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Derivative financial instruments
15.
Derivative financial instruments

The Company has borrowings denominated in US dollars and debt securities at variable interest rates in pesos, which in case of an increase in interest rates, would reduce the Company’s cash flows.

The Company’s derivative financial instruments are negotiated in the Over The Counter (OTC) market, through national and international counter parties.

On May 2, 2017, the Company contracted an interest rate SWAP with HSBC, in order to cover the risk of an increased interest rate, related to the issuance of the “GAP 17” with a value of Ps.1,500,000, which were issued at an interest rate TIIE and was swapped to 7.21% fixed rate, until the end of the debt securities certificates and, concluded with the maturity and paid of the debt securities in March 2022.

On February 26, 2019, the Company contracted an interest rate SWAP with Scotiabank, in order to cover the risk of an increased interest rate, related to the issuance of the “GAP 17-2” with a value of Ps.2,300,000 which were issued at an interest rate TIIE and was swapped to 8.0315% fixed rate, until the end of the debt certificates. Changes in fair value were recognized in other comprehensive income in the consolidated statement of profit or loss and other comprehensive income and were presented in the hedge reserve and are recycled to financial expenses to the extent that the interest of the associated debt is recognized and concluded with the maturity and paid of the debt securities in November 2022.

On February 27, 2019, the Company contracted an interest rate SWAP with Scotiabank, in order to cover the risk of an increased interest rate, related to the issuance of the “GAP-19” with a value of Ps.3,000,000 which were issued at an interest rate TIIE and was swapped to 8.03% fixed rate, until the end of the debt certificates. Changes in fair value were recognized in other comprehensive income in the consolidated statement of profit or loss and other comprehensive income and were presented in the hedge reserve and were recycled to financial expenses to the extent that the interest of the associated debt is recognized.

On March 2, 2020, the Company contracted an interest rate SWAP with Scotiabank, in order to cover the risk of an increased interest rate, related to the issuance of the “GAP 20” with a value of Ps.3,000,000 which were issued at an interest rate TIIE and was swapped to 6.33% fixed rate, until the end of the debt certificates. Changes in fair value are recognized in other comprehensive income in the consolidated statement of profit or loss and other comprehensive income and are presented in the hedge reserve and were recycled to financial expenses to the extent that the interest of the associated debt is recognized.

On March 1, 2022, the Company contracted with the Bank of Nova Scotia two derivative financial transaction by exchange of interest rates (SWAP´s) in order to hedge the risk of increasing the 30-day Libor interest rate, currently SOFR 1-month interest rate on two loans held by MBJA in U.S. dollars totaling USD$42.0 million. The USD$12.0 million SOFR 1-month interest plus 3.10% bearing loan was swapped at a rate of 1.59%, until maturity of the loan. The second loan of USD$30.0 million bearing interest at SOFR 1-month plus 2.85% was swapped at a rate of 1.785% until maturity of the loan. Changes in the fair value are recognized in other comprehensive income in the consolidated statement of income of profit or los and other comprehensive income and are presented in the hedge reserve and are recycled to financial expenses to the extent that the interest of the associated debt is recognized, the derivative is only for SOFR 1-month rate.

The financial instruments with Scotiabank to cover the debt securities “GAP 17-2”, “GAP 19” and “GAP 20” and were not entered into for speculative purposes and were formally designated and therefore did qualify as hedging instruments for accounting purposes and as a result changes in their fair value are recognized in OCI and profit or loss in the financial instrument of cash flow hedges reserve. The hedging of the “GAP 17” debt certificates terminated in March 2022 with the payment.

The main characteristics and the fair value of these derivatives as of December 31, 2021, 2022 and 2023 are as follows:

	Notional amount (millions)		Hedge start date	Rate	Due date	Fair value as of December 31, 2021
Derivatives designated as hedge financial instruments
Scotiabank	Ps.	$3,000.0	March 2020	6.332%	February 2025 'Total asset	Ps.	89,711
Derivatives designated as hedge financial instruments
HSBC	Ps.	1,500.0	May 2017	7.21%	March 2022		(6,764)
Scotiabank	Ps.	2,300.0	February 2019	8.0315%	November 2022	Ps.	(23,527)
Scotiabank	Ps.	3,000.0	February 2019	8.03%	March 2024		(41,096)
Total					Total liability	Ps.	(71,387)

	Notional amount (millions)		Hedge start date	Rate	Due date	Fair value as of December 31, 2022
Derivatives designated as hedge financial instruments
Scotiabank	Ps.	$3,000.0	February 2019	8.03%	March 2024	Ps.	91,885
Scotiabank	Ps.	$3,000.0	March 2020	6.332%	February 2025		200,812
					Total asset		292,697
Derivatives designated as hedge financial instruments
The Bank of Nova Scotia	USD.	20.0	March 2022	1.59%	April 2025		(14,972)
The Bank of Nova Scotia	USD.	30.0	March 2022	1.785%	September 2025		(36,233)
					Total liability	Ps.	(51,205)

	Notional amount (millions)		Hedge start date	Rate	Due date	Fair value as of December 31, 2023
Derivatives designated as hedge financial instruments
Scotiabank	Ps.	3,000.0	February 2019	8.03%	March 2024	Ps.	144,096
Scotiabank	Ps.	3,000.0	March 2020	6.332%	February 2025		23,600
					Total asset		167,696
Derivatives designated as hedge financial instruments
The Bank of Nova Scotia	USD.	$12.0	March 2022	1.59%	April 2025		(5,455)
The Bank of Nova Scotia	USD.	$30.0	March 2022	1.7850%	September 2025		(21,535)
					Total liability	Ps.	(26,990)

For the years ended on December 31, 2021 and 2022 were recognized of Ps.51,429 and Ps.6,765, respectively within finance income as income of the period, due to the net income for its extrinsic value presented net within the finance income. As of December 31, 2021, 2022 and 2023 Ps.29,658, Ps.130,624 and Ps.60,718, respectively as income of the fair value of the coverage for cash flow hedges of the GAP 17-2, GAP 19 and GAP 20 certificates.

The hedge of the variable interest rate started on March 4, 2016. During 2019, hedge was used because the 30-day Libor exceeded the CAP 1 of 1.75%. As of December 31, 2021 and 2022 the Company recognized an income of Ps.6,376 and Ps.1,228, respectively, for the application of hedge in the comprehensive financing result in the interest item.

The hedge of the variable interest, rate generated by the debt securities issued in April 2017, started on May 4, 2017; these stock certificates were placed at a 28-day TIIE variable rate plus 49 basis points, so a SWAP was contracted to convert it to a fixed rate of 7.21%. As of December 31, 2021 and 2022, an amount of Ps.40,183, and Ps.5,066 were recognized to finance cost, respectively, due to the variation of the TIIE according to the fixed rate agreed in the SWAP, which ended on March 31, 2022 with the maturity and paid of the debt securities.

The hedge of the variable interest rate, generated by the debt securities issued in November 2017, started on February 26, 2019; these stock certificates were placed at a 28-day TIIE variable rate plus 44 basis points, so a SWAP was contracted to convert it to a fixed rate of 8.0315%. As of December 31, 2021 and 2022 Ps.80,709, and Ps.19,633, respectively were recognized to finance cost, and for December 31, 2022, a financial income Ps.4,295, due to the variation of the TIIE according to the agreed fixed rate of the SWAP which ended on November 3, 2022, with the expiration and payment of the stock certificates.

The hedge of the variable interest rate, generated by the debt securities issued in March 2019, started on February 27, 2019; these stock certificates were placed at a 28-day TIIE variable rate plus 45 basis points, so a SWAP was contracted to convert it to a fixed rate of 8.03%. As of December 31, 2021 and 2022, Ps.105,335, and Ps.25,707, respectively were recognized to finance cost, and for December 31, 2022 and 2023, a financial income of Ps.14,909 and Ps.101,504, respectively due to the variation of the TIIE according to the agreed fixed rate of the SWAP.

The hedge of the variable interest rate, generated by the debt securities issued in February 2020, started on March 2, 2020; these stock certificates were placed at a 28-day TIIE variable rate plus 17 basis points, so a SWAP was contracted to convert it to a fixed rate of 6.332%. As of December 31, 2022 and 2023 an amount of Ps.45,669 and Ps.152,487 were recognized as finance income and as of December 31, 2021 and 2022, a financial expense of Ps.52,939, and Ps.4,158, respectively, due to the variation of the TIIE according to the agreed fixed rate of the SWAP.

On March 1, 2022, the Company contracted Bank of Nova Scotia two derivative financial transaction by exchange of interest rates (SWAPS) in order to hedge the risk of increasing the 30-day Libor interest rate, currently SOFR 1-month, on two loans held by MBJA in U.S. dollars totaling USD$42.0 million. The USD$12.0 million SOFR 1-month interest plus 3.10% bearing loan was swapped at a rate of 1.59%, until maturity of the loan. The second loan of USD$30.0 million bearing interest at SOFR 1-month plus, 2.85% was swapped at a rate of 1.785% until maturity of the loan. Changes in the fair value are recognized in other comprehensive income in the consolidated statement of income and other comprehensive income and are presented in the hedge reserve and are recycled to financial expenses to the extent that the interest of the associated debt is recognized, the derivative is only for SOFR 1-month. As of December 31, 2022, a financial expense of USD$0.2 million and as of December 31, 2023, a financial income of USD$0.1 million were recognized due to the variation of the SOFR 1-month according to the agreed fixed rate of the SWAP.